Income Taxes - Net Operating Losses and Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 132,272
Tax credits	467
State
Operating Loss Carryforwards [Line Items]
Net operating losses	0
Tax credits	$ 0